SCHEDULE OF AMOUNT DUE TO RELATED PARTY (Details) - SGD ($)		Dec. 31, 2024	Jun. 30, 2024
Defined Benefit Plan Disclosure [Line Items]
Amount due to related parties		$ 1,215,169	$ 869,892
Premium Rich Engineering Pte Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Amount due to related parties	[1]		56,167
LRS-Premium Pte. Ltd. [Member]
Defined Benefit Plan Disclosure [Line Items]
Amount due to related parties		$ 1,215,169	$ 813,725

[1]	100% shares held by Mr. Gao